Intangible assets, net - Summary of Intangible Assets, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Total cost	¥ 15,045		¥ 1,000
Less: Accumulated amortization	(1,725)		(167)
Total cost	13,320	$ 1,876	833
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Total cost	3,717		1,000
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Total cost	¥ 11,328		¥ 0